EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended June 30, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.55%
From	01-Jun-14	16-Jun-14	15-Jul-14	Floating Allocation Percentage at Month-End	71.90%
To	30-Jun-14	15-Jul-14
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$425,556,668.87		Beginning	-
			Payout	-
Total Collateral	$1,667,756,668.87		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	166.78%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.151750%
Beginning Gross Principal Pool Balance	$5,244,019,860.47		Applicable Margin	0.300000%
Total Principal Collections	$(2,203,853,576.19)			0.451750%
Investment in New Receivables	$2,096,733,560.13
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(69,844,154.59)		Interest	363,909.72	0.36
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.36
Less Net CMA Offset	$(499,037,895.07)
Less Servicing Adjustment	$(4,969,555.36)		Total Due Investors	363,909.72	0.451750%
Ending Balance	$4,563,048,239.39		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,598,328.76
SAP for Next Period	36.55%

Average Receivable Balance	$4,645,132,335.12
Monthly Payment Rate	47.44%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$11,406,683.97
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,406,683.97